Shareholder Fees	Sep. 01, 2025 USD ($)
VanEck Emerging Markets High Yield Bond ETF | VanEck Emerging Markets High Yield Bond ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
VanEck Fallen Angel High Yield Bond ETF | VanEck Fallen Angel High Yield Bond ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Green Bond ETF | VanEck Green Bond ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Investment Grade Floating Rate ETF | VanEck Investment Grade Floating Rate ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Moody's Analytics BBB Corporate Bond ETF | VanEck Moody's Analytics BBB Corporate Bond ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Moody's Analytics IG Corporate Bond ETF | VanEck Moody's Analytics IG Corporate Bond ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck CEF Muni Income ETF | VanEck CEF Muni Income ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck High-Yield Muni ETF | VanEck High Yield Muni ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Intermediate Muni ETF | VanEck Intermediate Muni ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Long Muni ETF | VanEck Long Muni ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Short High Yield Muni ETF | VanEck Short High Yield Muni ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Short Muni ETF | VanEck Short Muni ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0